Financial Assets at Amortised Cost (Details) - Schedule of Interbank Loans and Loans and Account Receivable from Customers - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interbank loans
Assets before allowances	$ 40,811,886	$ 38,729,401
ECL allowance		1,153,267
Net Assets		37,576,134
Stage 1 [Member]
Interbank loans
Assets before allowances	34,765,745	34,675,625
ECL allowance		196,845
Stage 2 [Member]
Interbank loans
Assets before allowances	3,856,528	2,007,499
ECL allowance		175,791
Stage 3 [Member]
Interbank loans
Assets before allowances		2,046,277
ECL allowance		780,631
Interbank loans [Member]
Interbank loans
Assets before allowances	68,440	32,991
ECL allowance	2	1
Net Assets	68,438	32,990
Interbank loans [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	68,440	32,991
ECL allowance	2	1
Interbank loans [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances
ECL allowance
Interbank loans [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances
ECL allowance
Interbank loans [Member] | Foreign banks [Member]
Interbank loans
Assets before allowances	68,440	32,991
ECL allowance	2	1
Net Assets	68,438	32,990
Interbank loans [Member] | Foreign banks [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	68,440	32,991
ECL allowance	2	1
Interbank loans [Member] | Foreign banks [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances
ECL allowance
Interbank loans [Member] | Foreign banks [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances
ECL allowance
Commercial Loans [Member]
Interbank loans
Assets before allowances	18,071,657	17,684,589
ECL allowance	659,594	661,566
Net Assets	17,412,063	17,023,023
Commercial Loans [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	15,549,426	15,144,458
ECL allowance	61,581	83,253
Commercial Loans [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	1,353,067	1,422,166
ECL allowance	67,635	91,356
Commercial Loans [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	1,169,164	1,117,965
ECL allowance	530,378	486,957
Commercial Loans [Member] | Commercial Loans Portfolio [Member]
Interbank loans
Assets before allowances	13,236,437	13,292,397
ECL allowance	555,995	543,310
Net Assets	12,680,442	12,749,087
Commercial Loans [Member] | Commercial Loans Portfolio [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	11,065,756	11,168,530
ECL allowance	48,647	62,595
Commercial Loans [Member] | Commercial Loans Portfolio [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	1,147,185	1,158,198
ECL allowance	54,103	74,972
Commercial Loans [Member] | Commercial Loans Portfolio [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	1,023,496	965,669
ECL allowance	453,245	405,743
Commercial Loans [Member] | Foreign trade loans [Member]
Interbank loans
Assets before allowances	1,942,677	1,612,508
ECL allowance	20,296	25,535
Net Assets	1,922,381	1,586,973
Commercial Loans [Member] | Foreign trade loans [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	1,884,336	1,525,589
ECL allowance	2,195	6,453
Commercial Loans [Member] | Foreign trade loans [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	27,399	61,981
ECL allowance	359	2,262
Commercial Loans [Member] | Foreign trade loans [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	30,942	24,938
ECL allowance	17,742	16,820
Commercial Loans [Member] | Checking accounts debtors [Member]
Interbank loans
Assets before allowances	143,743	132,261
ECL allowance	7,920	8,666
Net Assets	135,823	123,595
Commercial Loans [Member] | Checking accounts debtors [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	117,410	106,281
ECL allowance	763	1,049
Commercial Loans [Member] | Checking accounts debtors [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	15,952	16,204
ECL allowance	623	1,179
Commercial Loans [Member] | Checking accounts debtors [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	10,381	9,776
ECL allowance	6,534	6,438
Commercial Loans [Member] | Credit card debtors [Member]
Interbank loans
Assets before allowances	138,217	132,677
ECL allowance	8,920	8,495
Net Assets	129,297	124,182
Commercial Loans [Member] | Credit card debtors [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	111,154	112,483
ECL allowance	960	1,141
Commercial Loans [Member] | Credit card debtors [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	16,112	11,208
ECL allowance	1,527	1,683
Commercial Loans [Member] | Credit card debtors [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	10,951	8,986
ECL allowance	6,433	5,671
Commercial Loans [Member] | Factoring Transactions [Member]
Interbank loans
Assets before allowances	1,020,573	878,390
ECL allowance	3,224	3,355
Net Assets	1,017,349	875,035
Commercial Loans [Member] | Factoring Transactions [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	1,005,869	859,269
ECL allowance	505	956
Commercial Loans [Member] | Factoring Transactions [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	5,813	13,438
ECL allowance	40	587
Commercial Loans [Member] | Factoring Transactions [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	8,891	5,683
ECL allowance	2,679	1,812
Commercial Loans [Member] | Leasing Transactions [Member]
Interbank loans
Assets before allowances	1,238,977	1,345,977
ECL allowance	37,272	45,228
Net Assets	1,201,705	1,300,749
Commercial Loans [Member] | Leasing Transactions [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	1,057,448	1,113,284
ECL allowance	5,095	6,288
Commercial Loans [Member] | Leasing Transactions [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	125,259	156,368
ECL allowance	8,031	9,478
Commercial Loans [Member] | Leasing Transactions [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	56,270	76,325
ECL allowance	24,146	29,462
Commercial Loans [Member] | Student Loans [Member]
Interbank loans
Assets before allowances	47,084	52,833
ECL allowance	10,016	12,721
Net Assets	37,068	40,112
Commercial Loans [Member] | Student Loans [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	26,795	39,728
ECL allowance	831	1,284
Commercial Loans [Member] | Student Loans [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	10,178	2,016
ECL allowance	2,031	690
Commercial Loans [Member] | Student Loans [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	10,111	11,089
ECL allowance	7,154	10,747
Commercial Loans [Member] | Other Loans and Account Receivable [Member]
Interbank loans
Assets before allowances	303,949	237,546
ECL allowance	15,951	14,256
Net Assets	287,998	223,290
Commercial Loans [Member] | Other Loans and Account Receivable [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	280,658	219,294
ECL allowance	2,585	3,487
Commercial Loans [Member] | Other Loans and Account Receivable [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	5,169	2,753
ECL allowance	921	505
Commercial Loans [Member] | Other Loans and Account Receivable [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	18,122	15,499
ECL allowance	12,445	10,264
Mortgage loans [Member]
Interbank loans
Assets before allowances	17,073,439	15,729,009
ECL allowance		162,756
Net Assets		15,566,253
Mortgage loans [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	14,635,723	14,672,080
ECL allowance		19,388
Mortgage loans [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	1,713,185	367,467
ECL allowance		10,462
Mortgage loans [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances		689,462
ECL allowance		132,906
Mortgage loans [Member] | Loans with mortgage finance bonds [Member]
Interbank loans
Assets before allowances	474	1,913
ECL allowance	19	37
Net Assets	455	1,876
Mortgage loans [Member] | Loans with mortgage finance bonds [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	396	1,648
ECL allowance	1	3
Mortgage loans [Member] | Loans with mortgage finance bonds [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	14	41
ECL allowance	2	1
Mortgage loans [Member] | Loans with mortgage finance bonds [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	64	224
ECL allowance	16	33
Mortgage loans [Member] | Gross carrying amount [Member]
Interbank loans
Assets before allowances	1,082	2,238
ECL allowance	48	74
Net Assets	1,034	2,164
Mortgage loans [Member] | Gross carrying amount [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	788	1,769
ECL allowance	1	3
Mortgage loans [Member] | Gross carrying amount [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	136	56
ECL allowance	9	2
Mortgage loans [Member] | Gross carrying amount [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	158	413
ECL allowance	38	69
Mortgage loans [Member] | Mortgage mutual financed with mortgage bonds [Member]
Interbank loans
Assets before allowances	90,760	87,621
ECL allowance	1,166	1,003
Net Assets	89,594	86,618
Mortgage loans [Member] | Mortgage mutual financed with mortgage bonds [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	77,289	81,982
ECL allowance	43	227
Mortgage loans [Member] | Mortgage mutual financed with mortgage bonds [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	10,335	780
ECL allowance	405	23
Mortgage loans [Member] | Mortgage mutual financed with mortgage bonds [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	3,136	4,859
ECL allowance	718	753
Mortgage loans [Member] | Other Mortgage Mutual Loans [Member]
Interbank loans
Assets before allowances	16,905,990	15,557,695
ECL allowance	213,512	160,961
Net Assets	16,692,478	15,396,734
Mortgage loans [Member] | Other Mortgage Mutual Loans [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	14,496,439	14,513,299
ECL allowance	8,567	19,130
Mortgage loans [Member] | Other Mortgage Mutual Loans [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	1,693,324	364,616
ECL allowance	52,650	10,371
Mortgage loans [Member] | Other Mortgage Mutual Loans [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	716,227	679,780
ECL allowance	152,295	131,460
Mortgage loans [Member] | Other credit and account receivable [Member]
Interbank loans
Assets before allowances	75,133	79,542
ECL allowance	1,388	681
Net Assets	73,745	78,861
Mortgage loans [Member] | Other credit and account receivable [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	60,811	73,382
ECL allowance	39	25
Mortgage loans [Member] | Other credit and account receivable [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	9,376	1,974
ECL allowance	305	65
Mortgage loans [Member] | Other credit and account receivable [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	4,946	4,186
ECL allowance	1,044	591
Mortgage loans [Member]
Interbank loans
Assets before allowances	17,073,439
ECL allowance	216,133
Net Assets	16,857,306
Mortgage loans [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	14,635,723
ECL allowance	8,651
Mortgage loans [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	1,713,185
ECL allowance	53,371
Mortgage loans [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	724,531
ECL allowance	154,111
Consumer loans [Member]
Interbank loans
Assets before allowances	5,598,350	5,282,812
ECL allowance	274,262	328,944
Net Assets	5,324,088	4,953,868
Consumer loans [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	4,512,156	4,826,096
ECL allowance	57,429	94,203
Consumer loans [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	790,276	217,866
ECL allowance	83,897	73,973
Consumer loans [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	295,918	238,850
ECL allowance	132,936	160,768
Consumer loans [Member] | Checking accounts debtors [Member]
Interbank loans
Assets before allowances	150,954	155,656
ECL allowance	5,105	10,925
Net Assets	145,849	144,731
Consumer loans [Member] | Checking accounts debtors [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	111,901	147,023
ECL allowance	1,713	6,065
Consumer loans [Member] | Checking accounts debtors [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	31,647	1,851
ECL allowance	969	542
Consumer loans [Member] | Checking accounts debtors [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	7,406	6,782
ECL allowance	2,423	4,318
Consumer loans [Member] | Credit card debtors [Member]
Interbank loans
Assets before allowances	1,735,789	1,544,176
ECL allowance	32,849	43,745
Net Assets	1,702,940	1,500,431
Consumer loans [Member] | Credit card debtors [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	1,424,125	1,481,073
ECL allowance	4,216	13,318
Consumer loans [Member] | Credit card debtors [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	279,997	38,320
ECL allowance	11,813	13,310
Consumer loans [Member] | Credit card debtors [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	31,667	24,783
ECL allowance	16,820	17,117
Consumer loans [Member] | Leasing Transactions [Member]
Interbank loans
Assets before allowances	2,082	2,652
ECL allowance	114	316
Net Assets	1,968	2,336
Consumer loans [Member] | Leasing Transactions [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	1,911	2,468
ECL allowance	86	307
Consumer loans [Member] | Leasing Transactions [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	142	184
ECL allowance	18	9
Consumer loans [Member] | Leasing Transactions [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	29
ECL allowance	10
Consumer loans [Member] | Installment Consumer Loans [Member]
Interbank loans
Assets before allowances	3,708,884	3,579,360
ECL allowance	236,015	273,366
Net Assets	3,472,869	3,305,994
Consumer loans [Member] | Installment Consumer Loans [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	2,974,147	3,195,357
ECL allowance	51,401	74,428
Consumer loans [Member] | Installment Consumer Loans [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	478,315	177,463
ECL allowance	71,048	60,096
Consumer loans [Member] | Installment Consumer Loans [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	256,422	206,540
ECL allowance	113,566	138,842
Consumer loans [Member] | Other Consumer Loans [Member]
Interbank loans
Assets before allowances	641	968
ECL allowance	179	592
Net Assets	462	376
Consumer loans [Member] | Other Consumer Loans [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	72	175
ECL allowance	13	85
Consumer loans [Member] | Other Consumer Loans [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	175	48
ECL allowance	49	16
Consumer loans [Member] | Other Consumer Loans [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	394	745
ECL allowance	117	$ 491
Loans to consumers [Member]
Interbank loans
Assets before allowances	40,811,886
ECL allowance	1,149,991
Net Assets	39,661,895
Loans to consumers [Member] | Stage 1 [Member]
Interbank loans
Assets before allowances	34,765,745
ECL allowance	127,663
Loans to consumers [Member] | Stage 2 [Member]
Interbank loans
Assets before allowances	3,856,528
ECL allowance	204,903
Loans to consumers [Member] | Stage 3 [Member]
Interbank loans
Assets before allowances	2,189,613
ECL allowance	$ 817,425